Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	ICECURE MEDICAL LTD.
Trading Symbol	ICCM
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	35,780,335
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 1 (this “Amendment”) to our Annual Report on Form 20-F (the “Original Filing”) for the sole purpose of amending Item 18 of the Original Filing to include audited consolidated financial statements for the fiscal year ended December 31, 2019, which were filed in our Registration Statements on Form F-1 (File Nos. 333-258660 and 333-261487) and inadvertently omitted in the Original Filing. For clarity, the audited consolidated financial statements as of and for the fiscal years ended December 31, 2021 and 2020 included in this Amendment No. 1 are unchanged from the audited consolidated financial statements included in the Original Filing.In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the certifications pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 have been re-executed as of the date of, and are re-filed as part of, this Amendment No. 1 as Exhibits 12.1, 12.2, 13.1 and 13.2.Other than expressly set forth herein, this Amendment No. 1 does not, and does not purport to, amend or restate any other information contained in the Original Filing nor does this Amendment No. 1 reflect any events that have occurred after the Original Filing was filed.
Entity Central Index Key	0001584371
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40753
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	7 Ha’Eshel St.,
Entity Address, Address Line Two	PO Box 3163
Entity Address, City or Town	Caesarea
Entity Address, Postal Zip Code	3079504
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar& Co.
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	7 Ha’Eshel St.,
Entity Address, Address Line Two	PO Box 3163
Entity Address, City or Town	Caesarea
Entity Address, Postal Zip Code	3079504
Entity Address, Country	IL
Contact Personnel Name	Eyal Shamir
City Area Code	+972
Local Phone Number	4.6230333